NET LOSS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of dilutive shares
	Three and nine months ended September 30, 2022 (Shares)	Three and nine months ended September 30, 2021 (Shares)
Convertible debt	14,738,682	13,626,666
Stock options	46,316,666	30,516,666
Warrants to purchase shares of Common Stock	58,304,105	37,304,104
	119,359,453	81,447,436

	Year ended December 31, 2021 (Shares)	Year ended December 31, 2020 (Shares)
Convertible debt	13,626,666	56,486,677
Stock options	30,516,666	100,000
Warrants to purchase shares of common stock	37,304,104	51,188,572
	81,477,436	107,775,249